UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Airlines — 1.0%
Spirit Airlines, Inc.*	261,283	$15,433,987
United Continental Holdings, Inc.*	2,007,187	89,058,887

		104,492,874

Auto Components — 0.7%
Delphi Automotive PLC (United Kingdom)	1,015,374	70,121,729

Banks — 1.5%
First Republic Bank	2,902,844	147,638,646

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	289,154	48,092,093
BioMarin Pharmaceutical, Inc.*	1,337,268	77,508,053
Incyte Corp. Ltd.*(a)	1,242,244	61,553,190
Intercept Pharmaceuticals, Inc.*(a)	122,397	28,960,354
Vertex Pharmaceuticals, Inc.*	1,163,340	84,062,949

		300,176,639

Capital Markets — 1.6%
Artisan Partners Asset Management, Inc. (Class A Stock)	1,184,137	68,111,560
Eaton Vance Corp.	73,857	2,743,788
Waddell & Reed Financial, Inc. (Class A Stock)	1,448,945	87,487,299

		158,342,647

Chemicals — 5.7%
Airgas, Inc.	923,811	98,219,586
Albemarle Corp.	1,438,098	99,502,001
Eastman Chemical Co.	1,024,564	90,428,019
Ecolab, Inc.	976,286	106,600,668
FMC Corp.	2,222,147	170,127,574

		564,877,848

Commercial Services & Supplies — 2.0%
Iron Mountain, Inc.	2,317,192	72,157,359
Stericycle, Inc.*	1,145,201	130,976,638

		203,133,997

Communications Equipment — 1.0%
F5 Networks, Inc.*	906,835	98,436,939

Construction & Engineering — 0.7%
Fluor Corp.	983,042	73,806,793

Electrical Equipment — 3.4%
AMETEK, Inc.	3,315,213	175,971,506
Roper Industries, Inc.	1,151,907	163,202,184

		339,173,690

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp. (Class A Stock)	1,713,902	164,191,812

Energy Equipment & Services — 1.7%
Cameron International Corp.*	1,620,574	103,635,707
Core Laboratories NV	412,649	65,961,943

		169,597,650

Food & Staples Retailing — 0.8%
Whole Foods Market, Inc.	2,023,933	77,395,198

Food Products — 2.6%
Hain Celestial Group, Inc. (The)*(a)	1,691,724	153,473,201

Mead Johnson Nutrition Co.	1,161,596	103,927,994

		257,401,195

Health Care Providers & Services — 6.2%
Catamaran Corp.*	3,534,096	154,652,041
Envision Healthcare Holdings, Inc.*	1,921,180	66,242,286
Henry Schein, Inc.*(a)	1,723,627	206,231,971
Universal Health Services, Inc. (Class B Stock)	2,089,423	187,149,618

		614,275,916

Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.*	5,081,596	74,902,725

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill, Inc.*	4,641	2,539,044
Norwegian Cruise Line Holdings Ltd.*	1,841,085	62,136,619
Starwood Hotels & Resorts Worldwide, Inc.	1,853,799	148,025,850
Tim Hortons, Inc. (Canada)	263,480	14,283,251

		226,984,764

Household Products — 1.4%
Church & Dwight Co., Inc.(a)	2,024,042	140,124,428

Insurance — 1.0%
WR Berkley Corp.	2,186,946	97,472,183

Internet & Catalog Retail — 0.5%
TripAdvisor, Inc.*(a)	530,770	51,574,921

Internet Software & Services
GrubHub, Inc.*(a)	55,854	1,903,504

IT Services — 2.2%
Gartner, Inc.*	672,265	47,791,319
Vantiv, Inc. (Class A Stock)*	5,604,191	173,673,879

		221,465,198

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	1,783,954	101,578,341
Illumina, Inc.*(a)	491,238	77,738,413

		179,316,754

Machinery — 4.1%
Flowserve Corp.	1,680,245	123,901,266
IDEX Corp.	1,863,102	142,862,662
Pall Corp.	1,198,797	101,586,058
WABCO Holdings, Inc.*	327,308	34,946,675

		403,296,661

Metals & Mining — 1.2%
Reliance Steel & Aluminum Co.	1,616,732	116,323,867

Multiline Retail — 1.8%
Dollar Tree, Inc.*	3,311,891	175,629,580

Oil, Gas & Consumable Fuels — 6.2%
Cheniere Energy, Inc.*	611,496	41,648,993
Concho Resources, Inc.*	1,201,267	158,326,991
Denbury Resources, Inc.	7,307,005	123,415,314
Marathon Petroleum Corp.	1,021,139	91,279,615
Noble Energy, Inc.	1,963,809	141,531,715
Southwestern Energy Co.*	1,321,575	60,092,015

		616,294,643

Personal Products — 0.6%
Herbalife Ltd.(a)	912,352	59,147,780

Pharmaceuticals — 3.8%
Actavis, PLC*(a)	741,459	156,848,237
Forest Laboratories, Inc.*	724,251	68,644,510
Jazz Pharmaceuticals PLC*	373,042	52,919,738
Perrigo Co. PLC	749,402	103,567,356

		381,979,841

Professional Services — 2.8%
IHS, Inc. (Class A Stock)*(a)	1,278,418	160,965,610
Robert Half International, Inc.	122,008	5,562,345
Towers Watson & Co. (Class A Stock)	963,726	108,428,812

		274,956,767

Real Estate Investment Trusts (REITs) — 2.9%
Crown Castle International Corp.	2,433,309	186,707,800
Starwood Property Trust, Inc.	4,237,374	103,349,552

		290,057,352

Road & Rail — 0.7%
Old Dominion Freight Line, Inc.*	1,039,224	66,468,767

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	957,454	50,151,440
Xilinx, Inc.	3,186,860	149,654,946

		199,806,386

Software — 11.6%
Activision Blizzard, Inc.	6,930,616	144,018,200
Adobe Systems, Inc.*(a)	2,939,725	189,729,851
Check Point Software Technologies Ltd. (Israel)*(a)	2,119,948	136,694,247
Concur Technologies, Inc.*(a)	474,216	40,483,820
Electronic Arts, Inc.*(a)	5,974,024	209,867,463
Intuit, Inc.	1,476,434	117,066,452
Red Hat, Inc.*	2,734,308	137,043,517
ServiceNow, Inc.*	1,348,235	70,526,173
Splunk, Inc.*	1,700,631	71,188,414
Ultimate Software Group, Inc. (The)*	331,622	42,159,105

		1,158,777,242

Specialty Retail — 7.7%
Dick’s Sporting Goods, Inc.	1,337,818	59,466,010
DSW, Inc. (Class A Stock)	112,884	2,827,744
GNC Holdings, Inc. (Class A Stock)	2,383,555	88,000,850
L Brands, Inc.	1,866,794	107,135,308
O’Reilly Automotive, Inc.*(a)	968,304	143,260,577
Ross Stores, Inc.	2,632,413	180,188,670
Tiffany & Co.	456,543	45,384,940
Tractor Supply Co.	754,898	49,083,468
Ulta Salon Cosmetics & Fragrance, Inc.*	515,009	43,724,264
Urban Outfitters, Inc.*(a)	1,330,305	44,591,824

		763,663,655

Technology Hardware, Storage & Peripherals — 0.9%
SanDisk Corp.	956,662	92,442,249

Textiles, Apparel & Luxury Goods — 2.5%
Burberry Group PLC (United Kingdom)	1,908,555	49,073,166
Kate Spade & Co.*	1,712,563	62,354,419
PVH Corp.	1,034,161	136,126,612

		247,554,197

Trading Companies & Distributors — 1.0%
WESCO International, Inc.*(a)	1,182,753	101,030,761

Wireless Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*(a)	2,770,687	281,224,730

TOTAL LONG-TERM INVESTMENTS (cost $6,952,929,013)		9,565,462,528

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,167,535,977; includes $776,683,725 of cash collateral for securities on loan)(b)(c)	1,167,535,977	1,167,535,977

TOTAL INVESTMENTS — 107.9% (cost $8,120,464,990)(d)		10,732,998,505
Liabilities in excess of other assets — (7.9)%		(786,745,386)

NET ASSETS — 100.0%		$9,946,253,119

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $756,799,608; cash collateral of $776,683,725 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$8,167,913,776

Appreciation	2,685,200,835
Depreciation	(120,116,106)

Net Unrealized Appreciation	$2,565,084,729

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$104,492,874	$—	$—
Auto Components	70,121,729	—	—
Banks	147,638,646	—	—
Biotechnology	300,176,639	—	—
Capital Markets	158,342,647	—	—
Chemicals	564,877,848	—	—
Commercial Services & Supplies	203,133,997	—	—
Communications Equipment	98,436,939	—	—
Construction & Engineering	73,806,793	—	—
Electrical Equipment	339,173,690	—	—
Electronic Equipment, Instruments & Components	164,191,812	—	—
Energy Equipment & Services	169,597,650	—	—

Food & Staples Retailing	77,395,198	—	—
Food Products	257,401,195	—	—
Health Care Providers & Services	614,275,916	—	—
Health Care Technology	74,902,725	—	—
Hotels, Restaurants & Leisure	226,984,764	—	—
Household Products	140,124,428	—	—
Insurance	97,472,183	—	—
Internet & Catalog Retail	51,574,921	—	—
Internet Software & Services	1,903,504	—	—
IT Services	221,465,198	—	—
Life Sciences Tools & Services	179,316,754	—	—
Machinery	403,296,661	—	—
Metals & Mining	116,323,867	—	—
Multiline Retail	175,629,580	—	—
Oil, Gas & Consumable Fuels	616,294,643	—	—
Personal Products	59,147,780	—	—
Pharmaceuticals	381,979,841	—	—
Professional Services	274,956,767	—	—
Real Estate Investment Trusts (REITs)	290,057,352	—	—
Road & Rail	66,468,767	—	—
Semiconductors & Semiconductor Equipment	199,806,386	—	—
Software	1,158,777,242	—	—
Specialty Retail	763,663,655	—	—
Technology Hardware, Storage & Peripherals	92,442,249	—	—
Textiles, Apparel & Luxury Goods	198,481,031	49,073,166	—
Trading Companies & Distributors	101,030,761	—	—
Wireless Telecommunication Services	281,224,730	—	—
Affiliated Money Market Mutual Fund	1,167,535,977	—	—

Total	$10,683,925,339	$49,073,166	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.